Consolidated Statement of Income - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Interest income1 (Note 30)
Loans	[1]	$ 23,959	$ 28,337	$ 31,870
Securities
Interest	[1]	3,721	5,432	7,844
Dividends	[1]	1,594	1,714	1,547
Deposits with banks	[1]	307	350	683
Total interest income	[1]	29,581	35,833	41,944
Interest expense (Note 30)
Deposits		3,742	8,447	13,732
Securitization liabilities		343	379	522
Subordinated notes and debentures		374	426	395
Other		991	2,084	3,474
Total interest expense		5,450	11,336	18,123
Net interest income		24,131	24,497	23,821
Non-interest income
Investment and securities services		6,179	5,341	4,872
Credit fees		1,453	1,400	1,289
Net securities gain (loss) (Note 7)		14	40	78
Trading income (loss)		313	1,404	1,047
Income (loss) from non-trading financial instruments at fair value through profit or loss		228	14	121
Income (loss) from financial instruments designated at fair value through profit or loss		(401)	55	8
Service charges		2,655	2,593	2,885
Card services		2,435	2,154	2,465
Insurance revenue (Note 22)		4,877	4,565	4,282
Other income (loss) (Note 12)		809	1,583	197
Total non-interest income		18,562	19,149	17,244
Total revenue		42,693	43,646	41,065
Provision for (recovery of) credit losses (Note 8)		(224)	7,242	3,029
Insurance claims and related expenses (Note 22)		2,707	2,886	2,787
Non-interest expenses
Salaries and employee benefits		12,378	11,893	11,256
Occupancy, including depreciation		1,882	1,990	1,835
Technology and equipment, including depreciation		1,694	1,634	1,481
Amortization of other intangibles		706	817	800
Communication and marketing		1,203	1,187	1,202
Restructuring charges (recovery)		47	(16)	175
Brokerage-related and sub-advisory fees		427	362	336
Professional, advisory and outside services		1,620	1,451	1,666
Other		3,119	2,286	3,269
Total non-interest expenses		23,076	21,604	22,020
Income before income taxes and share of net income from investment in Schwab and TD Ameritrade		17,134	11,914	13,229
Provision for (recovery of) income taxes (Note 25)		3,621	1,152	2,735
Net income	[2]	14,298	11,895	11,686
Dividend		249	267	252
Net income available to common shareholders and non-controlling interests in subsidiaries		14,049	11,628	11,434
Attributable to:
Common shareholders		$ 14,049	$ 11,628	11,416
Non-controlling interests in subsidiaries				$ 18
Earnings per share (Canadian dollars) (Note 26)
Basic		$ 7.73	$ 6.43	$ 6.26
Diluted		7.72	6.43	6.25
Dividends per common share (Canadian dollars)		$ 3.16	$ 3.11	$ 2.89
Schwab and TD Ameritrade [member]
Non-interest expenses
Share of net income from investment in Schwab and TD Ameritrade (Note 12)		$ 785	$ 1,133	$ 1,192

[1]	Includes $26,217 million for the year ended October 31, 2021 (October 31, 2020 – $32,476 million; October 31, 2019 – $34,828 million), which has been calculated based on the effective interest rate method (EIRM).
[2]	The amounts are net of income tax provisions (recoveries) presented in the following table.